[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 27, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”)
File No. 033-16905

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Dividend Value Fund, Nuveen Equity Index Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Index Fund, Nuveen Mid Cap Value Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Index Fund, Nuveen Small Cap Select Fund and Nuveen Small Cap Value Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 171, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 27, 2015.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

              CHAPMAN AND CUTLER LLP

                By: /s/ Morrison C. Warren

                      Morrison C. Warren